Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventories
Schedule of inventories

Inventories

in € THOUS

	June 30,	December 31,
	2021	2020

Finished goods	1,255,015	1,088,311
Health care supplies	442,822	473,164
Raw materials and purchased components	235,768	232,422
Work in process	119,337	101,413
Inventories	2,052,942	1,895,310